Note 9 - Long-term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	March 31, 2017	December 31, 2016
Principal	$33,612,808	$33,290,995
Unamortized debt discount	(1,513,042)	(1,803,742)
Total	$32,099,766	$31,487,253

	2016 Callable	2015
Principal	$33,290,995	$36,748,903
Unamortized debt discount	(1,803,742)	(3,744,941)
Total	$31,487,253	$33,003,962